Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Changes in property and equipment [Line Items]
Beginning balance		₩ 150,882,414		₩ 145,743,056
Acquisitions		12,266,870		12,535,958
Disposals		(909,211)		(824,993)
Depreciation		(9,904,933)		(9,658,863)
Impairment		(710,162)	[1]	(51,067)	[2]
Others		1,118,218		3,138,321
Ending balance		152,743,194		150,882,414
Land
Changes in property and equipment [Line Items]
Beginning balance		13,296,574		12,966,537
Ending balance		13,532,324		13,296,574
Land | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		13,318,542		12,969,741
Acquisitions		2,254		32,773
Disposals		(18,240)		(8,961)
Depreciation		0		0
Impairment		0	[1]	0	[2]
Others		251,736		324,989
Ending balance		13,554,292		13,318,542
Land | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		13,318,542		12,969,741
Ending balance		13,554,292		13,318,542
Land | Government grants
Changes in property and equipment [Line Items]
Beginning balance		(21,968)		(3,204)
Acquisitions		0		0
Disposals		0		5
Depreciation		0		0
Impairment		0	[1]	0	[2]
Others		0		(18,769)
Ending balance		(21,968)		(21,968)
Buildings
Changes in property and equipment [Line Items]
Beginning balance		11,989,987		11,723,436
Ending balance		11,870,502		11,989,987
Buildings | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		12,053,526		11,784,624
Acquisitions		10,156		40,592
Disposals		(8,545)		(19,715)
Depreciation		(767,845)		(794,804)
Impairment		(1,896)	[1]	(923)	[2]
Others		648,295		1,043,752
Ending balance		11,933,691		12,053,526
Buildings | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		18,777,678		17,722,326
Ending balance		19,431,536		18,777,678
Buildings | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance		(6,722,376)		(5,936,849)
Ending balance		(7,494,176)		(6,722,376)
Buildings | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance		(1,776)		(853)
Ending balance		(3,669)		(1,776)
Buildings | Government grants
Changes in property and equipment [Line Items]
Beginning balance		(63,539)		(61,188)
Acquisitions		(4,213)		(900)
Disposals		31		28
Depreciation		6,836		5,996
Impairment	[1]	0
Others		(2,304)		(7,475)
Ending balance		(63,189)		(63,539)
Structures
Changes in property and equipment [Line Items]
Beginning balance		43,908,364		43,132,774
Ending balance		42,520,941		43,908,364
Structures | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		44,104,778		43,330,415
Acquisitions		11,123		428
Disposals		(587,278)		(519,366)
Depreciation		(2,476,278)		(2,421,168)
Impairment		(360)	[1]	(6,856)	[2]
Others		1,659,810		3,721,325
Ending balance		42,711,795		44,104,778
Structures | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		66,184,484		63,291,437
Ending balance		66,335,506		66,184,484
Structures | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance		(22,071,667)		(19,959,839)
Ending balance		(23,615,312)		(22,071,667)
Structures | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance		(8,039)		(1,183)
Ending balance		(8,339)		(8,039)
Structures | Government grants
Changes in property and equipment [Line Items]
Beginning balance		(196,414)		(197,641)
Acquisitions		0		0
Disposals		3,270		1,905
Depreciation		10,292		10,011
Impairment		0	[1]	0	[2]
Others		(8,002)		(10,689)
Ending balance		(190,854)		(196,414)
Machinery
Changes in property and equipment [Line Items]
Beginning balance		46,692,610		43,310,881
Ending balance		47,283,353		46,692,610
Machinery | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		46,875,798		43,421,945
Acquisitions		460,676	[3]	421,892
Disposals		(250,159)	[3]	(242,428)
Depreciation		(4,973,252)	[3]	(4,821,595)
Impairment		(393,839)	[1],[3]	(43,121)	[2]
Others		5,737,371	[3]	8,139,105
Ending balance		47,456,595	[3]	46,875,798
Machinery | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		75,826,292		67,769,168
Ending balance		82,047,823		75,826,292
Machinery | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance		(28,904,982)		(24,344,832)
Ending balance		(34,151,878)		(28,904,982)
Machinery | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance		(45,512)		(2,391)
Ending balance		(439,350)		(45,512)
Machinery | Government grants
Changes in property and equipment [Line Items]
Beginning balance		(183,188)		(111,064)
Acquisitions		(1,185)		(10,834)
Disposals		823		489
Depreciation		18,099		17,390
Impairment		0	[1]	0	[2]
Others		(7,791)		(79,169)
Ending balance		(173,242)		(183,188)
Ships
Changes in property and equipment [Line Items]
Beginning balance		403		550
Ending balance		302		403
Ships | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		403		550
Acquisitions		0		0
Disposals		0		0
Depreciation		(103)		(147)
Impairment		0	[1]	0	[2]
Others		2		0
Ending balance		302		403
Ships | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		4,175		4,175
Ending balance		3,655		4,175
Ships | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance		(3,772)		(3,625)
Ending balance		(3,353)		(3,772)
Vehicles
Changes in property and equipment [Line Items]
Beginning balance		74,716		70,863
Ending balance		67,969		74,716
Vehicles | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		81,038		70,970
Acquisitions		2,774		3,447
Disposals		(402)		(174)
Depreciation		(32,620)		(34,236)
Impairment		0	[1]	(127)	[2]
Others		21,399		41,158
Ending balance		72,189		81,038
Vehicles | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		276,425		247,751
Ending balance		287,954		276,425
Vehicles | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance		(195,260)		(176,781)
Ending balance		(215,649)		(195,260)
Vehicles | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance		(127)
Ending balance		(116)		(127)
Vehicles | Government grants
Changes in property and equipment [Line Items]
Beginning balance		(6,322)		(107)
Acquisitions		(45)		(107)
Disposals		0		14
Depreciation		2,146		1,070
Impairment		0	[1]	0	[2]
Others		1		(7,192)
Ending balance		(4,220)		(6,322)
Equipment
Changes in property and equipment [Line Items]
Beginning balance		419,911		375,663
Ending balance		382,441		419,911
Equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		420,672		376,395
Acquisitions		36,884		53,529
Disposals		(265)		(413)
Depreciation		(187,821)		(158,614)
Impairment		(36)	[1]	(6)	[2]
Others		113,425		149,781
Ending balance		382,859		420,672
Equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		1,440,870		1,270,660
Ending balance		1,558,309		1,440,870
Equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance		(1,020,192)		(894,265)
Ending balance		(1,175,408)		(1,020,192)
Equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance		(6)
Ending balance		(42)		(6)
Equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance		(761)		(732)
Acquisitions		(22)		(43)
Disposals		0		0
Depreciation		365		454
Impairment		0	[1]	0	[2]
Others		0		(440)
Ending balance		(418)		(761)
Tools
Changes in property and equipment [Line Items]
Beginning balance		199,636		178,602
Ending balance		192,000		199,636
Tools | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		200,663		179,032
Acquisitions		12,331		30,990
Disposals		(268)		(166)
Depreciation		(83,283)		(74,909)
Impairment		(6)	[1]	(32)	[2]
Others		63,238		0
Ending balance		192,675		200,663
Tools | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		1,010,537		921,115
Ending balance		1,073,145		1,010,537
Tools | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance		(809,842)		(742,083)
Ending balance		(880,432)		(809,842)
Tools | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance		(32)
Ending balance		(38)		(32)
Tools | Government grants
Changes in property and equipment [Line Items]
Beginning balance		(1,027)		(430)
Acquisitions		(44)		0
Disposals		0		0
Depreciation		432		354
Impairment		0	[1]	0	[2]
Others		(36)		(951)
Ending balance		(675)		(1,027)
Construction in progress
Changes in property and equipment [Line Items]
Beginning balance		25,523,457		27,160,453
Ending balance		28,766,427		25,523,457
Construction in progress | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		25,572,541		27,296,260
Acquisitions		11,749,397		11,996,508
Disposals		(47,463)		(6,487)
Depreciation		0		0
Impairment		(167,603)	[1]	0	[2]
Others		(8,285,705)		(13,713,740)
Ending balance		28,821,167		25,572,541
Construction in progress | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		25,610,649		27,334,368
Ending balance		29,026,880		25,610,649
Construction in progress | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance		(38,108)		(38,108)
Ending balance		(205,713)		(38,108)
Construction in progress | Government grants
Changes in property and equipment [Line Items]
Beginning balance		(49,084)		(135,807)
Acquisitions		(23,895)		(42,728)
Disposals		0		0
Depreciation		0		0
Impairment		0	[1]	0	[2]
Others		18,239		129,451
Ending balance		(54,740)		(49,084)
Finance lease assets
Changes in property and equipment [Line Items]
Beginning balance		297,652		406,353
Ending balance		195,704		297,652
Finance lease assets | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		297,679		406,353
Acquisitions		0		0
Disposals		0		(29,696)
Depreciation		(101,888)		(107,390)
Impairment		0	[1]	0	[2]
Others		(61)		28,412
Ending balance		195,730		297,679
Finance lease assets | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		2,390,680		2,390,779
Ending balance		2,390,701		2,390,680
Finance lease assets | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance		(2,093,001)		(1,984,426)
Ending balance		(2,194,971)		(2,093,001)
Finance lease assets | Government grants
Changes in property and equipment [Line Items]
Beginning balance		(27)
Acquisitions		0		0
Disposals		0		0
Depreciation		1		1
Impairment		0	[1]	0	[2]
Others		0		(28)
Ending balance		(26)		(27)
Retirements, property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance		6,039,484		4,065,412
Ending balance		5,571,754		6,039,484
Retirements, property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		6,039,484		4,065,412
Acquisitions		1,988
Disposals		0
Depreciation		(610,435)		(518,565)
Impairment	[1]	(146,424)
Others		287,141		2,492,637
Ending balance		5,571,754		6,039,484
Retirements, property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		9,395,821		7,129,771
Ending balance		9,424,181		9,395,821
Retirements, property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance		(3,356,337)		(3,064,359)
Ending balance		(3,706,004)		(3,356,337)
Other property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance		2,439,620		2,351,532
Ending balance		2,359,477		2,439,620
Other property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance		2,439,620		2,351,532
Acquisitions		8,691		10,411
Disposals		(715)		(28)
Depreciation		(709,579)		(762,711)
Impairment		0	[1]	0	[2]
Others		621,460		840,416
Ending balance		2,359,477		2,439,620
Other property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance		11,247,021		10,361,294
Ending balance		11,875,394		11,247,021
Other property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance		(8,807,401)		(8,009,762)
Ending balance		₩ (9,515,917)		₩ (8,807,401)

[1]	Korea Hydro & Nuclear Power Co., Ltd. and Korea Western Power Co., Ltd., 100% owned subsidiaries, have determined that there are impairment indicators for the shutdowns of certain power generation units and fire, and performed an impairment test over the individual assets. As a result, the Company recognized the amount of the carrying amount in excess of its recoverable amount as impairment loss in the consolidated statements of comprehensive income. The amount includes impairment loss of KRW703,133 million in relation to Wolsong unit 1, and Shin-Hanul unit 3 and 4 as described in note 2, and the loss of KRW7,031 million due to fire at Taean unit 2.
[2]	Korea Midland Power Co., Ltd. and Korea Western Power Co., Ltd., 100% owned subsidiaries, have determined that there are impairment indicators for the shutdowns of certain power generation units and fire, and performed an impairment test over the individual assets. As a result, the Company recognized the amount of the carrying amount in excess of its recoverable amount as impairment loss in the consolidated statements of comprehensive income.
[3]	As described in note 29, the amount of acquisition of machinery includes KRW204,787 million of that the Company believes the possibility of economic outflow is probable on the request for additional construction costs of Hyundai E&C, GS Engineering & Construction Corp. and Hansol SeenTec Co., Ltd.